Right-of use assets - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure of Lease Prepayments [Line Items]
Land use rights	¥ 0 [1]	¥ 153,211
Approximate aggregate carrying value of certain land use rights mortgaged for certain bank borrowings	88	87
In the process of applying for certain title/right certificates [member]
Disclosure of Lease Prepayments [Line Items]
Land use rights	¥ 922	¥ 843
Bottom of range [member]
Disclosure of Lease Prepayments [Line Items]
Term for amortization using straight line method of acquiring cost of land held under operating lease	30 years
Top of range [member]
Disclosure of Lease Prepayments [Line Items]
Term for amortization using straight line method of acquiring cost of land held under operating lease	70 years

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).